Borrowings - Schedule of Borrowings (Details) - AUD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Borrowings [Line Items]
Equipment Finance secured bank loan	$ 2,788,849	$ 3,163,362
Trade finance facility	5,887,086	1,219,430
Other loans	41,126	89,344
Interest only secured bank loan	2,000,000	2,000,000
Total secured bank loan	10,717,061	6,472,136
Current [Member]
Schedule of Borrowings [Line Items]
Equipment Finance secured bank loan	974,450	3,163,362
Trade finance facility	5,887,086	1,219,430
Other loans		89,344
Interest only secured bank loan		2,000,000
Total secured bank loan	6,861,536	6,472,136
Noncurrent [Member]
Schedule of Borrowings [Line Items]
Equipment Finance secured bank loan	1,814,399
Trade finance facility
Other loans	41,126
Interest only secured bank loan	2,000,000
Total secured bank loan	$ 3,855,525